SHARE-BASED COMPENSATION - Stock Appreciation Rights (Details) - Stock Appreciation Rights (SARs) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Granted	230,752
Forfeited	(71,016)
Balance as of the end of the period	159,736
Recorded liability	$ 35,442
Share-based compensation	$ 35,442	$ 0
Share-based Payment Arrangement, Tranche One
SHARE-BASED COMPENSATION
Vesting percentage	33.00%
Vesting period	1 year
Share-based Payment Arrangement, Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage	67.00%
Vesting period	2 years